Summary of Significant Accounting Policies - Schedule of Depreciation Expense (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Depreciation [Abstract]
Depreciation expense	$ 20,000	$ 27,000	$ 6,000